CONVERTIBLE NOTES LIABILITY AND DERIVATIVE ON CONVERTIBLE NOTES (Details Narrative)	12 Months Ended
Dec. 31, 2023 CAD ($) $ / shares
Statement [Line Items]
Estimated value for conversion option	$ 17,253
Debt instrument Estimated fair value	17,866
Derivative on note gain	15,960
Debt instrument change in fair value	$ 1,179
Interest rate	30.14%
Percentage of Conversion price	80.00%
Kopernik Global Investors, LLC
Statement [Line Items]
Aggregate principal amount	$ 15,000,000
Debt instrument term	10 years
Interest rate	2.00%
Conversion price | $ / shares	$ 0.3557
Description of debt instrument convertible	If the Group proceeds with an equity financing in the future, the terms of the Notes require that the Group redeem the Notes at 150% of the principal amount of the Notes, in cash or convert at the Conversion Price (the “financing redemption option”), at the election of the Investor, and pay any accrued but unpaid interest in cash. This financing is subject to customary exclusions for non-financing issuances of the Company’s equity securities. In addition, the Notes include change of control provisions under which (i) the Investor may elect to convert the Notes concurrent with a change of control transaction at the lower of the fixed Conversion Price and the price per common share implied by the change of control transaction, and (ii) if the Investor does not elect to convert, the Group will be required to offer to repurchase the Notes at 101% of the principal amount